CORTINA FUNDS, INC.

Cortina Small Cap Growth Fund

Cortina Small Cap Value Fund

Supplement dated April 14, 2014 to the Prospectus and Statement of Additional Information, each dated November 1, 2013, of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund, each a series of Cortina Funds, Inc.

Effective April 14, 2014, the Prospectus and Statement of Additional Information dated April 14, 2014 of the Cortina Small Cap Value Fund supersedes and replaces the Prospectus and Statement of Additional Information dated November 1, 2013 with respect to the Cortina Small Cap Value Fund.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.